Fair Value Measurements - Schedule of Fair Value Using Significant Unobservable Inputs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
July Investment Agreement Derivative [Member]
Schedule of Fair Value Using Significant Unobservable Inputs [Line Items]
Balance, December 31, 2025	$ 379,205
Change in fair value	234,739
Settlements (equity-based)	(588,944)
Reclassification out of Level III	(25,000)
Balance, March 31, 2026
CPU Share Allocation Obligation [Member]
Schedule of Fair Value Using Significant Unobservable Inputs [Line Items]
Balance, December 31, 2025	292,680
Change in fair value	190,488
Settlements (equity-based)	(296,402)
Reclassification out of Level III	(186,766)
Balance, March 31, 2026